Note 18 - Total Sales - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	€ 44,859	€ 39,163	€ 35,686
Transferred at Point in Time [Member]
Revenues	36,767	31,373	28,760
Transferred over Time [Member]
Revenues	€ 8,092	€ 7,790	€ 6,927